Additional Information of Expenses by Nature - Summary of Profit Sharing Bonus to Employees and Compensation to Directors (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by Nature [line items]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 12, 2025	Feb. 06, 2024	Feb. 14, 2023
Bonus to Employees [member]
Expense by Nature [line items]
Profit sharing bonus to employees	$ 70,296.3	$ 50,090.5	$ 60,702.0
Compensation to Directors [member]
Expense by Nature [line items]
Compensation to directors	$ 359.0	$ 552.0	$ 690.1